Jul-24-03 03:31pm From- T-466 P.002/003 F-693

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-11312

03027955

JUL 24 2003

July 24, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Cousins Properties Incorporated, 7 ¾% Series A Cumulative Redeemable Preferred Stock, par value $1.00 per share Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 24, 2003. Tentative listing date – Not yet determined.

Sincerely,

Parab Madho